Share-based Payments (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 02, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Payments (Textual)
Weighted average fair value of options granted			$ 600
Weighted average fair value of options granted price	$ 4.28	$ 1.04
Minimum [Member]
Share-based Payments (Textual)
Exercise prices for options outstanding		0.73	0.72	$ 0.73
Maximum [Member]
Share-based Payments (Textual)
Exercise prices for options outstanding		$ 3.71	$ 3.60	$ 3.63